Other Payables and Accrued Liabilities - Schedule of Deposits and Other Payables (Details) - USD ($)	Dec. 31, 2017	Dec. 31, 2016
Yangshuo County Xing Yuan Lead-Zinc Mine Co., Ltd. [Member]
Security deposits	$ 83,797	$ 72,253
Other payable	13,050	12,230
Accrued loan interest expenses	407,923	364,247
Payroll payable	3,927
Total	508,697	$ 448,730
Tang Dynasty Investment Group Limited [Member]
Security deposits	83,797
Other payable	13,050
Accrued loan interest expenses	407,923
Payroll payable	3,927
Accrued expenses	50,881
Total	$ 559,578